Loss before tax	12 Months Ended
Dec. 31, 2025
Loss Before Tax
Loss before tax
7.	Loss before tax

Loss before tax has been arrived at after charging/(crediting):

	2025	2024	2023
	S$	S$	S$

Amortization of intangible asset	231,709	231,710	217,124
Provision for/(reversal of) expected credit loss (“ECL”)	5,166	(2,110)	26,049
Bad debt written off	-	9,068	227,067
Depreciation of plant and equipment	63,557	55,754	207,649
Employee benefits expense (see below)	1,372,553	1,303,025	1,665,720
Exchange loss/(gain)	222,565	3,754	(96,964)
Loss on disposal of plant and equipment	-	533	-
Share-based payment expenses	2,793,413	3,606,000	-
Written-off of plant and equipment	166	53,295	1,731
Included in the employee benefits expense are as follows:
Salaries, bonuses, and allowances	1,219,073	1,148,061	1,471,162
Employer’s contribution to defined contributions plans	115,862	118,555	106,688
Skills development levy	-	1,580	2,035

Included in the above is key management personnel compensation as follows:

	2025	2024	2023
	S$	S$	S$

Salaries, bonuses, and allowances	380,467	264,000	264,000
Employer’s contribution to defined contributions plans	34,521	27,744	24,888

	414,988	291,744	288,888

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2025, 2024 and 2023

(in Singapore Dollars)